Average Annual Total Returns - LVIP BlackRock Advantage Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years	LVIP BlackRock Advantage Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		LVIP BlackRock Advantage Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		LVIP BlackRock Advantage Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	13.13%	8.36%	7.02%	12.85%	8.09%	6.75%	16.25%	12.26%	9.13%	13.45%	[1]	8.74%	[1]	6.83%	[1]

[1]	The LVIP BlackRock Advantage Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 50% MSCI All Country World Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index. The LVIP BlackRock Advantage Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.